Risk management policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 5,032.7	£ 4,272.9
Total committed facilities available	£ 7,082.7		€ 750
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate	1.00%	1.00%
Potential amount of change due to an increase or decrease in risk	£ 40.9	£ 22.6
Percentage decrease in market interest rate	1.00%	1.00%
US dollar borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $				$ 2,167		$ 1,563
US dollar borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $				$ 2,311		$ 2,509
US dollar borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Borrowings interest rate	4.06%		4.06%	4.06%
Average period of debt	70 months
Sterling Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,094.0	£ 844.0
Sterling Borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 999.0	£ 947.0
Sterling Borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Borrowings interest rate	3.21%		3.21%	3.21%
Average period of debt	167 months
Sterling Borrowings [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage weakening of sterling against major currencies	10.00%		10.00%	10.00%
Percentage increase of sterling against major currencies	10.00%		10.00%	10.00%
Euro Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €			€ 2,600		€ 2,600
Euro Borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €			€ 2,409		€ 3,128
Euro Borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	90.40%
Borrowings interest rate	2.20%		2.20%	2.20%
Average period of debt	79 months
Euro Borrowings [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	9.60%
Borrowings interest rate	0.04%		0.04%	0.04%
Average period of debt	15 months